Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash Flows From Operating Activities
Net (Loss) Income	$ (897,857)	$ 323,665	$ (1,793,227)	$ (2,479,661)
Adjustments to Reconcile Loss to Net Cash (Used In) Provided By Operating Activities:
Depreciation and Amortization	539,682	710,804	2,613,229	2,765,713
Amortization of Debt Issuance Costs	4,170	2,416	15,501	15,057
Stock-Based Compensation	75,000		300,000	450,000
Gain on Disposal of Property and Equipment				(309,000)
Change in Allowance for Expected Credit Losses	105,195	(15,244)	15,869	(121,767)
Change in Reserve for Obsolescence	2,298	50,345	80,667	186,285
Deferred Income Taxes			439,942	(514,832)
(Increase) Decrease in:
Accounts Receivable	697,072	(568,310)	(518,432)	1,182,626
Inventory	84,248	(692,092)	(1,012,332)	(1,305,454)
Prepaid Expenses and Other Assets	146,717	33,487	(59,238)	(237,146)
Increase (Decrease) in:
Accounts Payables and Accrued Expenses	(295,288)	279,142	381,372	(231,163)
Federal Income Tax Payable		179,376	179,376	(380,000)
Deferred Revenue	8,374	(4,299)	29,908	36,512
Net Cash Provided By Operating Activities	469,611	299,290	672,635	(942,830)
Cash Flows From Investing Activities
Purchases of Property and Equipment	(294,325)	(214,731)	(644,292)	(1,239,866)
Proceeds from Disposal of Property and Equipment				309,000
Net Cash Used in Investing Activities	(294,325)	(214,731)	(644,292)	(930,866)
Cash Flows From Financing Activities
Borrowing on Line of Credit, Net			500,000	(273,729)
Borrowing on Debt Obligations				1,100,388
Borrowing on Debt Obligations - Related Parties	200,001		1,268,732
Repayments on Debt Obligations	(23,049)	(114,277)	(1,737,654)	(420,802)
Repayments on Finance Lease Obligations	(94,098)	(28,165)	(299,341)	(91,619)
Net Cash Provided By (Used in) Financing Activities	82,854	(142,442)	(268,263)	314,238
Net Increase (Decrease) in Cash	258,140	(57,883)	(239,920)	(1,559,458)
Cash - Beginning	358,867	598,787	598,787	2,158,245
Cash - Ending	617,007	540,904	358,867	598,787
Supplemental Cash Flow Disclosures:
Cash Paid for Interest	159,714	201,956	756,519	738,010
Cash Paid for Taxes				568,143
Supplemental Disclosures of Non-Cash Investing Activities:
(Decrease) Increase in Assets Acquired and Included in AP			527,219	198,584
Issuance of finance lease for acquisition of equipment				2,160,070
De-recognition of PPE and Intangible Asset transaction				560,000
Assets Acquired and Included in Accounts Payable	209,803	168,628		560,000
Issuance of common stock for stock-based compensation	$ 7	$ 23		$ 560,000